Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

2. Summary of Significant Accounting Policies (continued)

(a) Basis of Presentation (continued)

Adoption of new accounting standards

Adoption of new accounting standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures, which requires greater disaggregation of income tax disclosures. The new standard requires additional information to be disclosed with respect to the income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. This ASU should be applied prospectively for fiscal years beginning after December 15, 2024, with retrospective application permitted. The Company adopted this ASU prospectively for the period ending December 31, 2025, and it did not have an impact to its disclosures, financial condition or results of operations as the Company is not subject to income taxes on its shipping income rather the Company’s vessels are liable for tax based on the tonnage of the vessel, under the regulations applicable to the country of incorporation of the vessel owning company, which is included within vessels’ operating expenses.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries; the Company has no other interests. All significant intercompany balances and transactions have been eliminated in the Company’s consolidated financial statements.

Use of Estimates

(c) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions and/or conditions.

Cash and cash equivalents

(d) Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

Restricted cash and other instruments

(e) Restricted cash and other instruments

Restricted cash consists of retention accounts which are restricted in use and held in order to service debt and interest payments. In addition, restricted cash consists of pledged cash maintained with lenders and funds reserved for future drydockings. Also includes restricted cash received in advance from charterers for future charter service. Other instruments relate to held-to-maturity securities, received in advance from charterers for future charter service with maturities exceeding the three months. Since the Company intends to hold these securities to maturity, these securities are classified as held to maturity under ASC 320 measuring them at amortized cost, applying the effective interest rate method for income recognition. The Company assesses credit losses on held-to-maturity securities per ASC 326-20. Because these securities are guaranteed by the U.S. government, expected credit losses are minimal and no allowance has been made.

Insurance claims

(f) Insurance claims

Insurance claims consist of claims submitted and/or claims in the process of compilation or submission. They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are probable to be recovered from insurers. Any outstanding costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management’s expectation as to the collection dates.

2. Summary of Significant Accounting Policies (continued)

Inventories

(g) Inventories

Inventories consist of bunkers, lubricants, stores and provisions. Inventories are stated at the lower of cost or net realizable value as determined using the first-in, first-out method. Inventories include also EU Allowances (“EUAs”), which are also stated at the lower of cost or net realizable value.

Accounts receivable, net

(h) Accounts receivable, net

The Company carries its accounts receivable at cost less, if appropriate, an allowance for doubtful accounts, based on a periodic review of accounts receivable, taking into account past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts. Allowances for doubtful accounts amount to $nil as of December 31, 2025 (2024: $nil). As of December 31, 2025, accounts receivable, net, include $34,665 relating to EUA receivables from charterers (2024: $9,190) and $10,531 relating to Fuel EU receivables from charterers (2024: $nil).

Vessels in operation

(i) Vessels in operation

Vessels are generally recorded at their historical cost, which consists of the acquisition price and any material expenses incurred upon acquisition, adjusted for the fair value of intangible assets or liabilities associated with above or below market charters attached to the vessels at acquisition. See Intangible Assets and Liabilities at Note 2(l) below. Vessels acquired in a corporate transaction accounted for as an asset acquisition are stated at the acquisition price, which consists of consideration paid, plus transaction costs, considering pro rata allocation based on vessels fair value at the acquisition date. Vessels acquired in a corporate transaction accounted for as a business combination are recorded at fair value. Vessels acquired as part of the Marathon Merger in 2008 were accounted for under ASC 805, which required that the vessels be recorded at fair value, less the negative goodwill arising as a result of the accounting for the merger.

Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels.

Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. There was no capitalized interest for the years ending December 31, 2025, 2024 and 2023.

Vessels are stated less accumulated depreciation and impairment, if applicable. Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from original delivery by the shipyard.

Management estimates the residual values of the Company’s container vessels based on a scrap value cost of steel times the weight of the vessel noted in lightweight tons (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revision of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Management estimated the residual values of its vessels based on scrap rate of $400 per LWT.

For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the Consolidated Statements of Income.

2. Summary of Significant Accounting Policies (continued)

Assets Held for Sale

(j) Assets Held for Sale

The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. As of December 31, 2024, Tasman, which was agreed to be sold for a sale price of $31,500, did not meet the criteria as held for sale, as it was under charter and not available for immediate sale. Tasman was sold on March 10, 2025 (see Note 4).

Deferred dry dock and special survey costs, net

(k) Deferred dry dock and special survey costs, net

Drydocking costs are reported in the Consolidated Balance Sheets within “Deferred dry dock and special survey costs, net”, and include planned major maintenance and overhaul activities for ongoing certification. The Company follows the deferral method of accounting for drydocking costs, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period of five years until approximately the next scheduled drydocking. Any remaining unamortized balance from the previous drydocking is written-off.

The amortization period reflects the estimated useful economic life of the deferred dry dock and special survey costs, which is the period between each drydocking. Costs incurred during the drydocking relating to routine repairs and maintenance are expensed. The unamortized portion of drydocking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain or (loss) on sale of the vessel.

Intangible assets and liabilities – charter agreements

(l) Intangible assets and liabilities – charter agreements

The Company’s intangible assets and liabilities consist of unfavorable lease terms on charter agreements acquired in assets acquisitions. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an intangible asset is recorded, based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel and equivalent duration of charter party at the date the vessel is delivered. Where charter rates are less than market charter rates, an intangible liability is recorded, based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates (including duration), the level of utilization of its vessels and its weighted average cost-of capital (“WACC”). The estimated market charter rate (including duration) is considered a significant assumption. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company’s financial position and results of operations. The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the relevant lease term and the amortization expense or income respectively is included under the caption “Amortization of intangible liabilities-charter agreements” in the Consolidated Statements of Income. For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

2. Significant Accounting Policies (continued)

Impairment of Long-lived assets

(m) Impairment of Long-lived assets

Tangible fixed assets, such as vessels, that are held and used or to be disposed of by the Company are reviewed for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. In these circumstances, the Company performs step one of the impairment test by comparing the undiscounted projected net operating cash flows for each vessel group to its carrying value. A vessel group comprises the vessel, the unamortized portion of deferred drydocking related to the vessel and the related carrying value of the intangible asset or liability (if any) with respect to the time charter attached to the vessel at its purchase. If the undiscounted projected net operating cash flows of the vessel group are less than its carrying amount, management proceeds to step two of the impairment assessment by comparing the vessel group’s carrying amount to its fair value, including any applicable charter, and an impairment loss is recorded equal to the difference between the vessel group’s carrying value and fair value. Fair value is determined with the assistance from valuations obtained from third party independent ship brokers.

The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.

Revenue assumptions are based on contracted charter rates up to the end of the existing contract of each vessel, and thereafter, estimated time charter rates for the remaining life of the vessel. The estimated time charter rate used for non-contracted revenue days of each vessel is considered a significant assumption. Recognizing that the container shipping industry is cyclical and subject to significant volatility based on factors beyond the Company’s control, management believes that using forecast charter rates in the four years from the date of the impairment assessment and a reversion to the historical mean of time charter rates thereafter, represents a reasonable benchmark for the estimated time charter rates for the non-contracted revenue days, and takes into account the volatility and cyclicality of the market.

Through the latter part of 2025, the Company noted that events and circumstances triggered the existence of potential impairment for some of Company’s vessel groups. These indicators included the potential impact of the current container sector on management’s expectation for future revenues, as well as some volatility in the charter market and the vessels’ market values. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was not required for any vessel group, as their undiscounted projected net operating cash flows exceeded their carrying value. Accordingly, no impairment recorded for the year ended December 31, 2025.

Through the latter part of 2024, the Company noted that events and circumstances triggered the existence of potential impairment for some of Company’s vessel groups. These indicators included the potential impact of the current container sector on management’s expectation for future revenues, as well as some volatility in the charter market and the vessels’ market values. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was not required for any vessel group, as their undiscounted projected net operating cash flows exceeded their carrying value. Accordingly, no impairment recorded for the year ended December 31, 2024.

Through the latter part of 2023, the Company noted that events and circumstances triggered the existence of potential impairment for some of the Company’s vessel groups. These indicators included volatility in the charter market and the vessels’ market values, as well as the potential impact of the current container sector on management’s expectation for future revenues. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was required for two vessel groups, as their undiscounted projected net operating cash flows did not exceed their carrying value. As a result, the Company recorded an impairment loss of $18,830 for two vessel groups with a total aggregate carrying amount of $43,830 which was written down to their fair value of $25,000 (see Note 4).

2. Significant Accounting Policies (continued)

Deferred financing costs

(n) Deferred financing costs

Costs incurred in connection with obtaining long-term debt and in obtaining amendments to existing facilities are recorded as deferred financing costs and are amortized to interest expense using the effective interest method over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees. Debt issuance costs, other than any up-front arrangement fee for revolving credit facilities, related to a recognized debt liability are presented as a direct deduction from the carrying amount of that debt.

Preferred shares

(o) Preferred shares

A total of 14,000 of the Company’s 8.75% Series B Cumulative Redeemable Perpetual Preferred Shares (“Series B Preferred Shares”) were originally issued in August 2014 and have been included within Equity in the Consolidated Balance Sheets since their initial issue in August 2014. Additional Series B Preferred Shares were issued in 2019, 2020 and 2021. Dividends on the Series B Preferred Shares are presented as a reduction of Retained Earnings or addition to Accumulated Deficit in the Consolidated Statements of Changes in Shareholders’ Equity as their nature is similar to that of an equity instrument rather than a liability. Holders of Series B Preferred Shares, which may only be redeemed at the discretion of the Company, are entitled to receive a dividend equal to 8.75% per annum on the stated liquidation preference, should such dividend be declared, and rank senior to the common shares with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company.

Other comprehensive income

(p) Other comprehensive income

Other comprehensive income, which is reported in the Consolidated Statements of Changes in Shareholders’ Equity, consists of net income and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income. Under ASU 2011-05, an entity reporting comprehensive income in a single continuous financial statement shall present its components in two sections, net income and other comprehensive income.

Revenue recognition and related expense

(q) Revenue recognition and related expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer’s disposal for a specified period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight-line basis as the average revenues over the rental periods of such charter agreements, as service is performed. Cash received in excess of earned revenue is recorded as deferred revenue. If a time charter contains one or more consecutive option periods, then subject to the options being exercisable solely by the Company, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter, including any options which are more likely than not to be exercised. If a time charter is modified, including the agreement of a direct continuation at a different rate, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter from the date of modification, adjusted for any prepaid or accrued balance from the original lease, generally on a straight-line basis over the new lease term (the remaining balance from the original lease, adjusted for the additional or terminated periods). During the years ended December 31, 2025, 2024 and 2023, amounts of $4,012 loss, $8,823 loss and $4,025 loss, respectively, were recorded in time charter-revenues for such modifications and revenues recognized on a straight-line basis. Any difference between the charter rate invoiced and the time charter revenue recognized is classified as, or released from, deferred revenue. As of December 31, 2025, current asset and non-current asset from implementing the straight-line basis, amounting to $12,643 ($9,657 and $9,027 as of December 31, 2024, and 2023, respectively) and $10,344 ($19,670 and $15,139 as of December 31, 2024, and 2023, respectively), respectively, are presented in the Consolidated Balance Sheets in the line item “Prepaid expenses and other current assets” and “Other non-current assets”, respectively. As of December 31, 2025, current liability and non-current liability from implementing the straight-line basis, amounting to $8,624 ($5,310 and $113 as of December 31, 2024, and 2023, respectively) and $3,797 ($9,438 and $651 as of December 31, 2024, and 2023, respectively), are presented in the Consolidated Balance Sheets in the line item “Current portion of deferred revenue” and “Deferred revenue, net of current portion”, respectively.

2. Significant Accounting Policies (continued)

(q) Revenue recognition and related expense (continued)

Revenues are recorded net of address commissions, which represent a discount provided directly to the charterer based on a fixed percentage of the agreed upon charter rate. Charter revenue received in advance which relates to the period after a balance sheet date is recorded as deferred revenue within current liabilities until the respective charter services are rendered.

Under time charter arrangements the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred and are included in vessel operating expenses.

Commission paid to brokers to facilitate the agreement of a new charter are included in time charter and voyage expenses as are certain expenses related to a voyage, such as the costs of bunker fuel consumed when a vessel is off-hire or idle.

Leases: In cases of lease agreements where the Company acts as the lessee, the Company recognizes an operating lease asset and a corresponding lease liability on the Consolidated Balance Sheets. Following initial recognition and with regards to subsequent measurement the Company remeasures lease liability and right of use asset at each reporting date.

Leases where the Company acts as the lessor are classified as either operating or sales-type / direct financing leases.

In cases of lease agreements where the Company acts as the lessor under an operating lease, the Company keeps the underlying asset on the Consolidated Balance Sheets and continues to depreciate the assets over its useful life. In cases of lease agreements where the Company acts as the lessor under a sales-type / direct financing lease, the Company derecognizes the underlying asset and records a net investment in the lease. The Company acts as a lessor under operating leases in connection with all of its charter out - bareboat-out arrangements.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financial liability. For a sale to have occurred, the control of the asset would need to be transferred to the lessor, and the lessor would need to obtain substantially all the benefits from the use of the asset.

The Company elected the practical expedient which allows the Company to treat the lease and non-lease components as a single lease component for the leases where the timing and pattern of transfer for the non-lease component and the associated lease component to the lessees are the same and the lease component, if accounted for separately, would be classified as an operating lease. The combined component is therefore accounted for as an operating lease under ASC 842, as the lease components are the predominant characteristics.

Foreign currency transactions

(r) Foreign currency transactions

The Company’s functional currency is the U.S. dollar as substantially all revenues and a majority of expenditures are denominated in U.S. dollars. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet dates. Expenses paid in foreign currencies are recorded at the rate of exchange at the transaction date. Exchange gains and losses are included in the determination of Net Income.

Stock-based compensation

(s) Stock-based compensation

The Company has awarded incentive stock awards to its senior management and Directors, among others, as part of their compensation.

For share-based employee compensation that is classified as equity, the associated compensation cost is recognized over the requisite service period. The requisite service period is the period during which an employee is required to provide services in exchange for an award, which often is the vesting period.

2. Significant Accounting Policies (continued)

(s) Stock-based compensation (continued)

Using the graded vesting method of expensing the incentive stock awards, the weighted average fair value of the stock awards is recognized as compensation costs in the Consolidated Statements of Income over the vesting period. The fair value of the incentive stock awards for time vesting and performance based awards is calculated by multiplying the number of shares of stock by the fair value of the shares at the closing market price of a share of our common stock on the date of the grant, modified as appropriate to take into account the features of such grants. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

The Company’s performance-based compensation expenses are calculated based on the valuation at the grant date, and recognized based on the probability of achieving those targets. The Company assesses the probability of the performance targets being achieved at each balance sheet date, and expenses are recognized accordingly.

Income taxes

(t) Income taxes

The Company and its Marshall Island subsidiaries are exempt from taxation in the Marshall Islands. Otherwise, the Company’s vessels are liable for tax based on the tonnage of the vessel, under the regulations applicable to the country of incorporation of the vessel owning company, which is included within vessels’ operating expenses. Certain inactive Hong Kong subsidiaries (one was dissolved in 2025 and two remain inactive as of December 31, 2025) are also liable for income tax on interest income earned from non-shipping activities.

The Company had one subsidiary in the United Kingdom that was dissolved on September 24, 2024, and no tax is anticipated.

The Company recognizes uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the position.

Dividends

(u) Dividends

Dividends are recorded in the period in which they are declared by the Board of Directors of the Company (the “Board of Directors”). Dividends to be paid are presented in the Consolidated Balance Sheets in the line item “Accrued Liabilities”.

Earnings per share

(v) Earnings per share

Basic earnings per common share are based on income available to common shareholders divided by the weighted average number of common shares outstanding during the period, excluding unvested stock awards. Diluted income per common share is calculated by applying the treasury stock method. All unvested stock awards that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method.

Risks Associated with Concentration

(w) Risks Associated with Concentration

The Company is exposed to certain concentration risks that may adversely affect the Company’s financial position in the near term:

(i) The Company derives its revenue from liner companies which are exposed to the cyclicality of the container shipping industry. For operating revenue from significant customers constituting more than 10% of total time charter revenue, refer to Note 13.

(ii) There is a minimum concentration of credit risk with respect to cash and cash equivalents at December 31, 2025, to the extent that substantially all of the amounts are deposited with eight banks (2024: eight banks). The Company believes this risk is remote as the banks are high credit quality financial institutions.

2. Significant Accounting Policies (continued)

Segment Reporting

(x) Segment Reporting

The Company derives its revenues from chartering vessels to liner companies. The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. The Company does not use discrete financial information to evaluate operating results for each vessel or type of charter. Management does not identify expenses, profitability or other financial information by vessel or charter type. The Company’s Executive Chairman, Chief Executive Officer and Chief Financial Officer, collectively, who are the Chief Operating Decision Maker ("CODM"), review operating results solely by revenue per day and consolidated net income of the fleet and thus the Company has determined that it operates under one operating and reportable segment. Consolidated vessel operating expense information presented within the Consolidated Statements of Income are considered to be significant expenses. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide, subject to restrictions as per the charter agreement, and, as a result, the disclosure of geographic information is impracticable.

Fair Value Measurement and Financial Instruments

(y) Fair Value Measurement and Financial Instruments

Financial instruments carried on the Consolidated Balance Sheets include cash and cash equivalents, restricted cash and other instruments, time deposits, trade receivables and payables, other receivables and other liabilities, amounts due to/from related parties, derivatives and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item or included below as applicable.

Fair value measurement: Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 – Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value of assets and liabilities

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents, restricted cash and other instruments, time deposits, amounts due to/from related parties: The carrying amounts reported in the Consolidated Balance Sheets for these balances approximate their fair value because of the short maturity or short-term nature of these balances.

Long-term debt, including current portion, net: The carrying value of our long term bank loans and sale and leaseback agreements continues to approximate its fair value generally due to their variable interest rates. The carrying value has been adjusted to reflect the net presentation of deferred finance costs.

2. Significant Accounting Policies (continued)

(y) Fair Value Measurement and Financial Instruments (continued)

The estimated fair values of the Company’s financial instruments are as follows:

	December 31, 2025		December 31, 2024
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$273,876	$273,876	$141,375	$141,375
Time deposits	$199,100	$199,100	$26,150	$26,150
Restricted cash and other instruments	$164,120	$164,120	$106,249	$106,249
Derivative assets	$5,234	$5,234	$20,406	$20,406
Due from related parties	$148	$148	$342	$342
Due to related parties	$(692)	$(692)	$(723)	$(723)
Credit facilities and financial liabilities, including current portion, net	$(689,142)	$(694,709)	$(684,057)	$(691,099)

	Fair Value Measurements as at December 31, 2025
	Total	Level I	Level II	Level III
Cash and cash equivalents	$273,876	$273,876	$—	$—
Time deposits	$199,100	$199,100	$—	$—
Restricted cash and other instruments	$164,120	$164,120	$—	$—
Derivative assets	$5,234	$—	$5,234	$—
Due from related parties	$148	$148	$—	$—
Due to related parties	$(692)	$(692)	$—	$—
Credit facilities and financial liabilities, including current portion, net	$(694,709)	$—	$(694,709)	$—

	Fair Value Measurements as at December 31, 2024
	Total	Level I	Level II	Level III
Cash and cash equivalents	$141,375	$141,375	$—	$—
Time deposits	$26,150	$26,150	$—	$—
Restricted cash	$106,249	$106,249	$—	$—
Derivative assets	$20,406	$—	$20,406	$—
Due from related parties	$342	$342	$—	$—
Due to related parties	$(723)	$(723)	$—	$—
Credit facilities and financial liabilities, including current portion, net	$(691,099)	$—	$(691,099)	$—

2. Significant Accounting Policies (continued)

(y) Fair Value Measurement and Financial Instruments (continued)

In December 2021, the Company purchased interest rate caps with an aggregate notional amount of $484,106, which amortizes over time as the Company’s outstanding debt balances decline. In February 2022, the Company further hedged its exposure by putting in place two USD one-month LIBOR interest rate caps of 0.75% through fourth quarter 2026, on $507,891 of its floating rate debt. The second-interest rate cap was not designated as a cash flow hedge and therefore the negative fair value adjustment of $4,952 as of December 31, 2025, was recorded through Consolidated Statements of Income ($5,170 negative fair value adjustment and $5,372 negative fair value adjustment for December 31, 2024, and 2023, respectively). ASC 815-20-25-13a stipulates that an entity may designate either all or certain future interest payments on variable-rate debt as the hedged exposure in a cash flow hedge relationship. The Company is designating certain future interest payments on its outstanding variable-rate debt as the hedged item in this relationship. Under ASC 815-20-25-106e, “for cash flow hedges of the interest payments on only a portion of the principal amount of the interest-bearing asset or liability, the notional amount of the interest rate cap designated as the hedging instrument matches the principal amount of the portion of the asset or liability on which the hedged interest payments are based”. In this case, the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged. During 2023, all Company’s loan agreements have been amended and restated to take into effect the transition from LIBOR to the Secured Overnight Financing Rate (“SOFR”) and the relevant provisions on a replacement rate. In addition, the Company’s interest rate caps automatically transited to 1-month Compounded SOFR on July 1, 2023, at a level of 0.64%. The Company assesses the effectiveness of the hedges on an ongoing basis. The amounts included in accumulated other comprehensive income will be reclassified to interest expense should the hedge no longer be considered effective.

As of December 31, 2025, 2024 and 2023, following a quantitative assessment, part of the hedges were no longer considered effective and an amount of $nil, ($877) and ($214), respectively, was reclassified to other comprehensive income to the Consolidated Statements of Income.

The objective of the hedges is to reduce the variability of cash flows associated with the interest rates relating to the Company’s variable rate borrowings. When derivatives are used, the Company is exposed to credit loss in the event of non-performance by the counterparties; however, non-performance is not anticipated. ASC 815, Derivatives and Hedging, requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet. The fair values of the interest rate derivatives are based on quoted market prices for similar instruments from commercial banks (based on significant observable inputs – Level 2 inputs).

On April 4, 2024, the Company entered into a foreign exchange option strip (“FX option”) to purchase €3,000, with monthly settlements, starting April 11, 2024, and ended March 13, 2025. The strike price was EURUSD 1.10. The Company entered to this option to hedge the downside foreign exchange risk associated with expenses denominated in EUR against fluctuations between the US Dollar and Euro. This FX option was designated as a cash flow hedge of anticipated expenses totaling €3,000, expected to occur each month. Changes in the fair value of the option other than “intrinsic value” were excluded from the assessment of effectiveness. The effectiveness of the hedging relationship were periodically assessed during the life of the hedge by comparing the terms of the option and the forecasted expenses to ensure that they continued to coincide. Should the critical terms no longer matched exactly, hedge effectiveness (both prospective and retrospective) was assessed by evaluating the dollar-offset ratio of the spot intrinsic value of the actual option contract and a hypothetically perfect option contract.

Financial Risk Management: The Company activities expose it to a variety of financial risks including fluctuations in, time charter rates, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

2. Significant Accounting Policies (continued)

(y) Fair Value Measurement and Financial Instruments (continued)

Credit Risk: The Company closely monitors its credit exposure to customers and counter-parties for credit risk. The Company has entered into commercial management agreement with Conchart Commercial Inc. (“Conchart”), pursuant to which Conchart has agreed to provide commercial management services to the Company, including the negotiation, on behalf of the Company, of vessel employment contracts (see Note 14). Conchart has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history. Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable and cash and cash equivalents and time deposits. The Company does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Income.

Derivative instruments

(z) Derivative instruments

The Company is exposed to interest rate risk relating to its variable rate borrowings. In December 2021, the Company purchased interest rate caps with an aggregate notional amount of $484,106 (“December 2021 hedging”), which amount reduces over time as the Company’s outstanding debt balances amortize. The objective of the hedges is to reduce the variability of cash flows associated with the interest relating to its variable rate borrowings.

At the inception of the transaction, the Company documents the relationship between hedging instruments and hedged items, as well as its risk management objective and the strategy for undertaking various hedging transactions. The Company also documents its assessment, both at the hedge inception and on an ongoing basis, of whether the derivative financial instruments that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

This transaction is designated as a cash flow hedge, and under ASU 2017-12, cash flow hedge accounting allows all changes in fair value to be recorded through Other Comprehensive Income once hedge effectiveness has been established. Under ASC 815-30-35-38, amounts in accumulated other comprehensive income shall be reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings (i.e., each quarter) and shall be presented in the same income statement line item as the earnings effect of the hedged item in accordance with paragraph 815-20-45-1A.

The premium paid related to this derivative was classified in the Consolidated Statements of Cash Flows as operating activities in the line item “Derivative asset”. The premium shall be amortized into earnings “on a systematic and rational basis over the period in which the hedged transaction affects earnings” (ASC 815-30-35-41A); that is, the Company will expense the premium over the life of the interest rate cap in accordance with the “caplet method”, as described in Derivatives Implementation Group (DIG) Issue G20. DIG Issue G20 dictates that the cost of the interest rate cap is recognized on earnings over time, based on the value of each periodic caplet. The cost per period will change as the caplet for that period changes in value. Given that the interest rate cap is forward-starting, expense of the premium will not begin until the effective start date of the interest rate cap, in order to match potential cap revenue with the cap expenses in the period in which they are incurred.

2. Significant Accounting Policies (continued)

(z) Derivative instruments (continued)

In February 2022, the Company purchased two interest rate caps with an aggregate notional amount of $507,891. The first interest rate cap of $253,946 which has been designated as a cash flow hedge, has the same accounting treatment as described above for the December 2021 hedging. The second interest rate cap was not designated as a cash flow hedge and a negative fair value adjustment of $4,952 as at December 31, 2025, was recorded through Consolidated Statements of Income ($5,170 negative fair value adjustment and $5,372 negative fair value adjustment for December 31, 2024 and 2023, respectively). ASC 815-20-25-13a stipulates that an entity may designate either all or certain future interest payments on variable-rate debt as the hedged exposure in a cash flow hedge relationship. In this case, the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged (see Note 9). As of December 31, 2025, all Company’s loan agreements have been amended and restated to take into effect the transition from LIBOR to the Secured Overnight Financing Rate (“SOFR”) and the relevant provisions on a replacement rate. In addition, the Company’s interest rate caps automatically transited to 1-month Compounded SOFR on July 1, 2023, at a level of 0.64%.

The amounts included in accumulated other comprehensive income will be reclassified to interest expense should the hedge no longer be considered effective. The Company assesses the effectiveness of the hedges on an ongoing basis. As of December 31, 2025, interest rate cap notional amount covers ~75% of the outstanding floating debt. As of December 31, 2025, 2024 and 2023, following a quantitative assessment, part of the hedge was no longer considered effective and an amount of $nil, ($877) and ($214), respectively, was reclassified to other comprehensive income to the Consolidated Statements of Income.

Recently issued accounting standards

(zi) Recently issued accounting standards

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The standard is intended to enhance transparency of income statement disclosures primarily through additional disaggregation of relevant expense captions. The standard is effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with prospective or retrospective application permitted. The Company is currently evaluating the potential impact of adopting this standard on the Company’s Consolidated Financial Statements and disclosures.